SUBSEQUENT EVENTS - Agreement to Acquire Healthscope (Details) $ in Millions	Jan. 31, 2019 USD ($) property	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Non-recourse subsidiary borrowings			$ 10,866	$ 3,265
Healthscope | Brookfield Business Partners L.P. and Institutional Investors | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 4,100
Cash	$ 1,000
Percentage of voting equity interests acquired	100.00%
Non-recourse subsidiary borrowings	$ 1,400
Gains (losses) arising from sale and leaseback transactions	$ 1,700
Number of properties in sale leaseback transaction | property	22
Forecast | Healthscope | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Equity interests of acquirer		$ 250